REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Disclosure of information about revenue [Table Text Block]
	Years ended December 31,
	2022	2021
Copper contained in concentrate	380,700	401,514
Copper price adjustments on settlement	(5,060)	8,098
Molybdenum concentrate	19,973	28,862
Molybdenum price adjustments on settlement	3,752	2,580
Silver (Note 18)	5,456	5,010
Total gross revenue	404,821	446,064
Less: Treatment and refining costs	(13,212)	(12,786)
Revenue	391,609	433,278